RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following summarizes the transactions between the Company and Sanovas for the six months ended June 30, 2023 and 2022:

	Six months Ended
	June 30,	June 30,
	2023	2022

Balance due to ( Sanovas – beginning of year	$427,933	$142,721

Costs paid by Sanovas on the Company’s behalf	-	36,289
Costs of Sanovas allocated to the Company	280,820	168,702
Proceeds from costs charged by Sanovas to the Company, net	102,423	221,119
Retirement of due to Sanovas through the issuance of shares to Sanovas Ophthalmology	-	(353,432)

Balance due to Sanovas – end of period	$811,176	$215,398

The following summarizes the transactions between the Company and Sanovas for the year ended December 31, 2022 and December 31, 2021:

	Years Ended
	December 31,	December 31,
	2022	2021

Balance due to (from) Sanovas – beginning of year	$142,721	$(15,069)

Costs paid by Sanovas on the Company’s behalf	79,290	68,073
Costs of Sanovas allocated to the Company	453,047	803,997
Proceeds from (repayment of) costs charged by Sanovas to the Company, net	692,677	(323,922)
Retirement of due to Sanovas through the issuance of common stock to Sanovas Ophthalmology	(939,802)	(390,358)

Balance due to Sanovas - end of year	$427,933	$142,721